Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Earnings (loss) per share

	For the years ended
	December 31, 2025	December 31, 2024
Net earnings	$885.8	$284.3
Weighted average number of common shares outstanding (in thousands)	420,444	408,165
Basic earnings per share	$2.11	$0.70

Dilutive effect of potential common share equivalents (in thousands)	2,218	2,381

Diluted weighted average number of common shares outstanding (in thousands)	422,662	410,546
Diluted earnings per share	$2.10	$0.69

Share units excluded from calculation of diluted earnings per share for the years ended:
(in thousands)	December 31, 2025	December 31, 2024
Stock options	—	5